SCUDDER
                                                                     INVESTMENTS


Scudder Gold and Precious Metals Fund

Supplement to the currently effective prospectus

--------------------------------------------------------------------------------

The following revises "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of the fund:


Euan Leckie                               Greg Foulis
Vice President of Deutsche Asset          Vice President of Deutsche Asset
Management and Co-Manager of the fund.    Management and Co-Manager of the fund.
o   Joined Deutsche Asset Management in   o   Joined Deutsche Asset Management
    1988 after 14 years as a senior           and the fund in October 2004.
    financial analyst for CSR Limited     o   Joined Deutsche Bank in 1997 as a
    and mining analyst for Commercial         senior analyst and more recently
    Banking Company and Constable &           in Equity Sales, after 5 years in
    Bain.                                     various analyst roles and 11
o   Global equity analyst for Materials       years working as a geologist for
    Sector; member of Global Materials        a number of companies including
    Sector Research Team; member              Kennecott Exploration Ltd. (now
    Australian Equity local research          Rio Tinto) and Niugini Mining Ltd.
    team (resources): Sydney.             o   Portfolio manager specializing in
o   Joined the fund in 2002.                  Resources; member of Global
                                              Materials Sector Research Team;
                                              member Australian Equity local
                                              research team (resources): Sydney.
                                          o   University of NSW, Master of
                                              Commerce (Finance).
















               Please Retain This Supplement for Future Reference


October 1, 2004
SSECF2-3600
PS19-2A-104